SHARE-BASED PAYMENTS	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
SHARE-BASED PAYMENTS

13. SHARE-BASED PAYMENTS

As of March 31, 2023, 324,160 Time Options had vested under the Plan. During the three months ended March 31, 2023, there were no options or other share awards granted.

A summary of option activity for the three months ended March 31, 2023 is presented below.

Weighted
Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, December 31, 2022	615,000	$2.59	3.61	$1,480,457
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Balance, March 31, 2023	615,000	$2.59	3.37	$1,480,457

A summary of unvested options for the three months ended March 31, 2023 is presented below:

Weighted
Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested as of December 31, 2022	277,500	$3.44
Granted	-	-
Vested	-	-
Forfeited or expired	-	-
Exercised	-	-
Unvested as of March 31, 2023	277,500	$3.44

The Company recognized $129,567 and $80,706 of non-employee share-based compensation expense for the three months ended March 31, 2023 and 2022, respectively, which is included in selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss.

As of March 31, 2023, $453,529 of unrecognized compensation expense remained under the Plan related to unvested non-employee Time Options.

Warrants On July 14, 2021, the Company issued 1,001,242 Units of First Person at a price of CAD$3.50 per Unit for aggregate gross proceeds of CAD$3,504,346. Each Unit consists of one Common Share and one half of one Warrant. The issuance resulted in 500,620 Warrants. Each Warrant entitles the holder to acquire one Common Share upon payment of the exercise price prior to the expiration time.

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%

A summary of the warrant activity during the three months as of March 31, 2023 is presented below. There was no warrant activity for the three months ended March 31, 2022:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, December 31, 2022	500,620	$4.00	0.54
Issued	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, March 31, 2023	500,620	$4.00	0.29